Item 1. Report to Shareholders

T. Rowe Price Prime Reserve Portfolio
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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Financial Highlights
T. Rowe Price Prime Reserve Portfolio
Certified Semiannual Report
(Unaudited)


                                For a share outstanding throughout each period
              ------------------------------------------------------------------
              6 Months        Year
                 Ended       Ended
               6/30/04    12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning
of period      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment
activities
  Net investment
  income (loss)   0.003      0.007      0.015      0.039      0.059      0.048

Distributions
  Net investment
  income         (0.003)    (0.007)    (0.015)    (0.039)    (0.059)    (0.048)

NET ASSET VALUE

End of
period         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               -----------------------------------------------------------------
Ratios/
Supplemental
Data

Total return^     0.28%       0.69%      1.47%      4.01%      6.10%      4.89%

Ratio of total
expenses to
average net
assets            0.55%!      0.55%      0.55%      0.55%      0.55%      0.55%

Ratio of net
investment
income (loss)
to average
net assets        0.57%!      0.69%      1.47%      3.88%      5.93%      4.79%

Net assets,
end of
period
(in
thousands)     $ 26,511    $ 21,404   $ 25,628   $ 26,002   $ 21,877   $ 19,745

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

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Portfolio of Investments (1)
T. Rowe Price Prime Reserve Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)

                                                     $ Par                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

CERTIFICATES OF DEPOSIT - DOMESTIC *  10.7%

Branch Banking & Trust
    1.26%, 7/19/04                                     500                  500

Chase Manhattan Bank
    1.25%, 7/26/04                                     500                  500

Fifth Third Bank, 1.075%, 9/20/04                      500                  500

First Tennessee Bank, 1.07%, 7/6/04                    250                  250

Mercantile Safe Deposit & Trust
    1.10%, 8/4/04                                      300                  300

    1.15%, 7/29/04                                     375                  375

Wilmington Trust, 1.10%, 9/22/04                       400                  400

Total Certificates of Deposit -
Domestic * (Cost  $2,825)                                                 2,825

CERTIFICATES OF DEPOSIT - YANKEE ++  2.7%

Canadian Imperial Bank of Commerce
    1.30%, 2/18/05                                     200                  200

    1.31%, 8/13/04                                     250                  250

Rabobank Nederland
    1.23%, 10/1/04                                     100                  100

Toronto-Dominion Bank
    1,38%, 8/27/04                                     175                  175

Total Certificates of Deposit -
Yankee ++ (Cost  $725)                                                      725

COMMERCIAL PAPER  25.9%

ANZ ( Delaware), 1.15%, 7/6/04                         253                  253

BMW US Capital, 1.26%, 7/26/04                         107                  107

CBA Finance (Delaware)
    1.08%, 7/2/04                                      182                  182

    1.15%, 7/6/04                                      100                  100

    1.31%, 8/10/04                                     100                  100

Dexia Delaware, 1.05%, 7/2/04                          600                  600

Electricite de France, 1.05%, 7/2/04                   500                  500

European Investment Bank
    1.12%, 7/16/04                                     600                  600

GE Capital, 1.10%, 7/8/04                              300                  300

K2 (USA), 1.10%, 8/6/04                                530                  529

Morgan Stanley Dean Witter
    1.25%, 7/26/04                                     300                  300

National Australia Funding (Delaware)
    1.05%, 7/1/04                                      500                  500

National Rural Utilities
    1.25%, 7/28/04                                     291                  291

Nationwide Building Society
    1.22%, 7/16/04                                     181                  181

New York Times, 1.13%, 7/1/04                          500                  500

Nordea North America
    1.05%, 7/1/04                                      500                  500

San Paolo IMI U.S. Financial
    1.12%, 7/1/04                                      100                  100

Svenska Handlesbanken
    1.30%, 8/5/04                                      327                  326

UBS Finance (Delaware)
    1.25%, 7/15/04                                     100                  100

    1.30%, 8/2/04                                      100                  100

Westpac Capital, 1.13%, 7/1/04                         200                  200

Yale University, 1.11%, 8/3/04                         500                  499

Total Commercial Paper (Cost  $6,868)                                     6,868

COMMERCIAL PAPER - 4(2)  50.9%

Abbott Laboratories
    1.305%, 8/17/04                                    800                  799

Alliance & Leicester, 1.53%, 9/30/04                   500                  498

Atlantic Asset Securitization
    1.12%, 7/6/04                                      250                  250

Cargill, 1.32%, 8/16/04                                300                  299

CDC Commercial Paper
    1.045%, 7/7/04                                     250                  250

Ciesco
    1.10%, 7/12/04                                     250                  250

    1.38%, 8/30/04                                     500                  499

Citibank Credit Card Issuance Trust
    1.13%, 7/15/04                                     250                  250

CRC Funding
    1.15%, 7/21/04                                     250                  250

    1.34%, 8/16/04                                     500                  499

Delaware Funding, 1.25%, 7/22/04                       500                  500

DePfa Bank, 1.10%, 7/9/04                              500                  500

Fairway Finance
    1.065%, 9/8/04                                     250                  249

    1.11%, 8/6/04                                      250                  250

    1.15%, 7/13/04                                     400                  400

Falcon Asset Securitization
    1.10%, 7/9/04                                      500                  500

Ford Credit Floorplan
  Master Owner Trust
    1.11%, 8/2/04                                      500                  500

    1.34%, 8/10/04                                     500                  499

Fortis Funding, 1.25%, 7/26/04                         500                  499


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KFW International Finance
    1.10%, 8/10/04                                     250                  250

    1.317%, 10/6/04                                    150                  149

Kitty Hawk Funding
    1.26%, 7/27/04                                     500                  499

MBNA Master Credit Card Trust II
    1.10%, 7/29/04                                     500                  500

    1.37%, 8/17/04                                     300                  299

Old Line Funding, 1.27%, 8/4/04                        300                  300

Park Avenue Receivables
    1.08%, 7/7/04                                      809                  809

Rio Tinto, 1.20%, 7/7/04                               500                  500

Scotiabanc, 1.53%, 9/30/04                             500                  498

Sigma Finance
    1.105%, 8/18/04                                    400                  399

    1.34%, 8/17/04                                     250                  250

Southern Company, 1.35%, 8/20/04                       316                  315

Wal-Mart Funding, 1.52%, 9/20/04                       500                  498

Yorktown Capital, 1.32%, 8/16/04                       500                  499

Total Commercial Paper - 4(2)
(Cost  $13,506)                                                          13,506

MEDIUM-TERM NOTES  7.8%

Abbey National First Capital
    8.20%, 10/15/04                                    475                  485

Donaldson Lufkin & Jenrette
    1.68%, 2/1/05                                      500                  501

First Union, 7.10%, 8/15/04                            100                  101

GE Capital, VR
    1.25%, 8/9/05                                      100                  100

    1.359%, 6/17/05                                    100                  100

Goldman Sachs, VR, 144A
    1.18%, 7/1/05                                      400                  400

Wal-Mart Stores, 6.55%, 8/10/04                        300                  302

Wells Fargo, 6.625%, 7/15/04                            75                   75

Total Medium-Term Notes
(Cost  $2,064)                                                            2,064

MUNICIPAL SECURITIES  2.5%

Texas, Veterans Housing, GO VRDN
    (Currently 1.34%)                                  675                  675

Total Municipal Securities (Cost  $675)                                     675

U.S. GOVERNMENT AGENCY OBLIGATIONS (+/-) 2.3%

Federal Home Loan Bank
    1.00%, 7/20/04                                     150                  150

    1.55%, 5/4/05                                      200                  200

Federal National Mortgage Assoc.
    STEP, 1.219%, 2/14/05                              250                  250

Total U.S. Government Agency
Obligations (+/-) (Cost  $600)                                              600

Total Investments in Securities

102.8% of Net Assets (Cost  $27,263)                                    $27,263
                                                                        -------

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(1)   Denominated in U.S. dollars unless otherwise noted

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $400 and represents 1.5% of net assets

4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors"-total of such securities at period-end amounts to $13,506 and represents 50.9% of net assets

*     Domestic certificates of deposit are issued by domestic branches of U.S.
      banks

++ Yankee certificates of deposit are issued by U.S. branches of foreign banks

(+/-) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government

GO    General Obligation

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

VR    Variable Rate

VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.


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Statement of Assets and Liabilities
T. Rowe Price Prime Reserve Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $27,263)         $             27,263

Other assets                                                                319

Total assets                                                             27,582

Liabilities

Total liabilities                                                         1,071

NET ASSETS                                                 $             26,511
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                                        5

Paid-in-capital applicable to 26,505,983 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       26,506

NET ASSETS                                                 $             26,511
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               1.00
                                                           --------------------

The accompanying notes are an integral part of these financial statements.


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Statement of Operations
T. Rowe Price Prime Reserve Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Interest income                                            $                134

Investment management and administrative expense                             66

Net investment income (loss)                                                 68

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $                 68
                                                           --------------------

The accompanying notes are an integral part of these financial statements.


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Statement of Changes in Net Assets
T. Rowe Price Prime Reserve Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $            68      $           168

Distributions to shareholders
  Net investment income                                (68)                (168)

Capital share transactions *
  Shares sold                                       14,778               17,545

  Distributions reinvested                              68                  168

  Shares redeemed                                   (9,739)             (21,937)

  Increase (decrease) in net assets from
  capital share transactions                         5,107               (4,224)

Net Assets

Increase (decrease) during period                    5,107               (4,224)

Beginning of period                                 21,404               25,628

End of period                              $        26,511      $        21,404
                                           ---------------      ---------------

(Including undistributed net investment
income of $0 at 6/30/04 and $0 at 12/31/03)

*    Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.


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Notes to Financial Statements
T. Rowe Price Prime Reserve Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Prime Reserve Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 31, 1996. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $27,263,000.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.55% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2004, $18,000 was payable under the agreement.


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Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Prime Reserve Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Fixed Income Series, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004



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